Consolidated Balance Sheets - USD ($)	Feb. 28, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Evergreen Merger Corporation [Member]
Current liabilities
Total Liabilities		$ 118,938		$ 2,866
Shareholders’ Deficit
Preferred stock value
Common stock value
Additional paid-in capital
Accumulated deficit		(118,938)		(2,866)
Total Shareholders’ Deficit		(118,938)		(2,866)
Total Liabilities and Shareholders’ Deficit
Evergreen Merger Corporation [Member] | Related Party [Member]
Current liabilities
Advances - related parties		$ 118,938		$ 2,866
Evergreen Corporation [Member]
Current Assets
Cash	$ 10,576		$ 4,553		$ 146,933
Prepaid expenses	30,323		33,481		44,977
Total Current Assets	40,899		38,034		191,910
Cash held in trust account	26,693,780		55,412,140		82,949,890
Total Assets	26,734,679		55,450,174		83,141,800
Current liabilities
Accrued expenses	992,608		973,989		393,600
Advance by related party	3,801		3,801
Other payables			6,116
Extension loan – related party			4,300,000		2,940,000
Working capital loan – related party			1,483,500		650,000
Total Current Liabilities	7,665,274		6,987,406		4,083,600
Deferred underwriter commission	4,025,000		4,025,000		4,025,000
Total Liabilities	11,690,274		11,012,406		8,108,600
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 2,207,300 shares (at $12.09 per share) as of February 28, 2025 and 4,663,957 shares (at $11.88 per share) as of November 30, 2024	26,693,780		55,412,140		82,949,890
Shareholders’ Deficit
Preferred stock value
Additional paid-in capital
Accumulated deficit	(11,649,716)		(10,974,713)		(7,917,031)
Total Shareholders’ Deficit	(11,649,375)		(10,974,372)		(7,916,690)
Total Liabilities and Shareholders’ Deficit	26,734,679		55,450,174		83,141,800
Evergreen Corporation [Member] | Common Class A [Member]
Shareholders’ Deficit
Common stock value	53		53		53
Evergreen Corporation [Member] | Common Class B [Member]
Shareholders’ Deficit
Common stock value	288		288		288
Evergreen Corporation [Member] | Related Party [Member]
Current liabilities
Accounts payable – related party	250,000		220,000		$ 100,000
Extension loan – related party	4,570,365		4,300,000
Working capital loan – related party	$ 1,848,500		$ 1,483,500